DISPOSITION OF AIRCARD BUSINESS (Details) (USD $)	12 Months Ended													0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 AirCard business item	Dec. 31, 2011 AirCard business item	Dec. 31, 2010 AirCard business item	Dec. 31, 2012 AirCard business Significant customer one	Dec. 31, 2011 AirCard business Significant customer one	Dec. 31, 2010 AirCard business Significant customer one	Dec. 31, 2012 AirCard business Significant customer two	Dec. 31, 2011 AirCard business Significant customer two	Dec. 31, 2010 AirCard business Significant customer two	Dec. 31, 2011 AirCard business Significant customer three	Jan. 28, 2013 AirCard business Forecast item
Disposition of AirCard business
Consideration for sale of business in cash plus assumed liabilities														$ 138,000,000
Net cash proceeds from the divesture, after related taxes, expenses and retention for indemnification														100,000,000
Number of employees to be transferred														160
Assets and liabilities held for sale
Inventories				8,731,000
Prepaids				10,847,000
Property and equipment				7,489,000
Intangible assets				1,317,000
Goodwill				25,956,000
Assets held for sale	54,340,000			54,340,000
Inventory commitment reserve				2,282,000
Product warranties				1,589,000
Marketing development funds				5,742,000
Other				740,000
Liabilities held for sale	10,353,000			10,353,000
Results related to the disposal group
Revenue				246,845,000	245,010,000	292,336,000
Cost of goods sold				177,147,000	183,300,000	223,377,000
Gross margin				69,698,000	61,710,000	68,959,000
Gross margin (as a percent)				28.20%	25.20%	23.60%
Expenses				36,653,000	37,369,000	36,608,000
Earnings from operations	33,045,000	24,341,000	32,351,000	33,045,000	24,341,000	32,351,000
Net earnings from discontinued operations (note 6)	31,401,000	21,338,000	20,174,000	31,401,000	21,338,000	20,174,000
Number of significant customers				2	3	2
Sales							$ 88,689,000	$ 77,216,000	$ 105,469,000	$ 73,091,000	$ 68,361,000	$ 65,691,000	$ 66,001,000